Related Party Transactions (Details) - Schedule of Names of Related Parties and Relationship	6 Months Ended
Jun. 30, 2024
Koh Sih-Ping [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Other related party	[1]
Origin Rise Limited [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Other related party	[1]
Asteria Corporation [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Shareholder

[1]	Origin Rise Limited, one of major shareholders of the Company, is controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Company on September 9, 2022.